The Wachovia Funds
Wachovia Money Market Fund
Wachovia Prime Cash Management Fund
Wachovia Tax-Free Money Market Fund
Wachovia U.S. Treasury Money Market Fund
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Supplement to the Prospectuses dated January 31, 2001



Please note the following changes to the policies described in the Wachovia Money Market Fund, Wachovia Prime Cash Management Fund, Wachovia Tax-Free Money Market Fund and Wachovia U.S. Treasury Money Market Fund (the "Funds") prospectuses under the headings "HOW TO PURCHASE SHARES," "HOW TO EXCHANGE SHARES" and "HOW TO REDEEM SHARES."

Effective immediately, Wachovia U.S. Treasury Money Market Fund, Wachovia Money Market Fund and Wachovia Prime Money Market Fund (collectively, the "Money Market Funds") will close for purchases and redemptions one hour prior to the close of the U.S. Bond Market on each business day ("Fund Closing Time"). Additionally, the Wachovia Tax Free Money Market Fund ("Tax Free Fund") will close at the earlier of: (1) 11 a.m. (Eastern time) or (2) Fund Closing Time.

Shareholders of the Money Market Funds may purchase and redeem shares up to one hour before the close of the U.S. Bond Market, which is normally 4:00 p.m. (Eastern time), but which may be earlier based upon the recommendation of the Bond Market Association, subject to the terms of the Money Market Funds' prospectuses, except as modified below:

o Redemption orders from shareholders of the Money Market Funds received prior to Fund Closing Time will normally be paid on the same day, but will not include that day's dividend;

o Redemption orders from shareholders of the Money Market Funds received after Fund Closing Time will receive that day's dividend and the redemption proceeds will normally be paid on the following business day;

o Purchase orders received before Fund Closing Time will receive that day's dividend if the Money Market Fund receives the purchase price before Fund Closing Time.

Shareholders of the Tax Free Fund may purchase and redeem shares up to the earlier of: (1) 11 a.m. (Eastern time) or (2) Fund Closing Time, subject to the terms of the Tax Free Fund's prospectuses, except as modified below:

o Redemption orders from shareholders of the Tax Free Fund received at the earlier of: (1) 11 a.m. (Eastern time) or (2) Fund Closing Time will normally be paid on the same day, but will not include that day's dividend;

o Redemption orders from shareholders of the Tax Free Fund received after the earlier of: (1) 11 a.m. (Eastern time) or (2) Fund Closing Time will receive that day's dividend and the redemption proceeds will normally be paid on the following business day;

o Purchase orders received before the earlier of (1) 11 a.m. (Eastern time) or (2) Fund Closing Time will receive that day's dividend if the Tax Free Fund receives the purchase price before Fund Closing Time.

Exchanges into and out of the Funds are subject to the above policies.

                                                         September 18, 2001


Cusip 929901106
Cusip 929901205
Cusip 929901684
Cusip 929901833
Cusip 929901825
Cusip 929901304
Cusip 929901403

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